6. Equity and Stock-based Compensation (Details)		1 Months Ended	12 Months Ended
	Dec. 14, 2015 USD ($) $ / shares shares	May 12, 2015 USD ($)	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2018 $ / shares
Issuance of Common Stock in Connection with Private Placement Shares | shares	15,500,000
Shares Issued, Price Per Share | $ / shares	$ 0.05
Proceeds from Common Stock Issuable Gross	$ 775,000
Net Proceeds of Common Stock Issuable	$ 713,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.10
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Dec. 14, 2017
Fair Value Per Warrant | $ / shares	$ 0.015
Adjustments to Additional Paid in Capital, Warrant Issued	$ 176,169
Common Stock Issuable Value		$ 1,561,000
Common stock issuable for settlement			$ 123,809
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum			10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares			4,200,000	10,100,000
Allocated Share-based Compensation Expense				$ 183,410
Officers And Directors
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares				10,100,000
CEO
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares			4,200,000
CEO | Canada
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.05
CEO | United States
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.04